Executive Share-Based Compensation - Summary of Share-Based Compensation Programs (Detail) - ADR [Member] - Executive Officer [Member] $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
ADSs equivalents delivered | shares		7,653,900	16,441,800	10,920,500
ADSs Forfeited		$ 1,283.9
ADSs Outstanding		$ 22,010
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2019 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,303,000
ADS price at award's date	[1]	$ 4.4
Fair value		130.00%
Fair value | $		$ 13.2
ADSs equivalents delivered | shares		0	0	3,062,800
ADSs Forfeited		$ 0
ADSs Outstanding	[2]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		4,146,000
ADS price at award's date	[1]	$ 2.3
Fair value		155.00%
Fair value | $		$ 14.8
ADSs equivalents delivered | shares		0	8,448,200	0
ADSs Forfeited		$ 0
ADSs Outstanding	[2]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		1,227,200
ADS price at award's date	[1]	$ 8
Fair value		150.00%
Fair value | $		$ 14.7
ADSs equivalents delivered | shares		446,300	0	0
ADSs Forfeited		$ 780,900
ADSs Outstanding	[2]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,403,600
ADS price at award's date	[1]	$ 4.3
Fair value		149.00%
Fair value | $		$ 15.4
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[2]	$ 3,571,700
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,825,400
ADS price at award's date	[1]	$ 6.4
Fair value		145.00%
Fair value | $		$ 26.1
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[2]	$ 4,094,100
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2024 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		1,976.7
ADS price at award's date		$ 6.3
Fair value		133.00%
Fair value | $		$ 16.6
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding		$ 2,621.5
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2019 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		8,048,200
ADS price at award's date	[1]	$ 4.7
Fair value		100.00%
Fair value | $		$ 37.5
ADSs equivalents delivered | shares		0	42,400	1,521,400
ADSs Forfeited		$ 118,300
ADSs Outstanding	[2]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		11,162,200
ADS price at award's date	[1]	$ 2.5
Fair value		100.00%
Fair value | $		$ 28.1
ADSs equivalents delivered | shares		0	2,293,000	2,370,900
ADSs Forfeited		$ 253,700
ADSs Outstanding	[2]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		5,716,600
ADS price at award's date	[1]	$ 7.2
Fair value		100.00%
Fair value | $		$ 41.3
ADSs equivalents delivered | shares		1,210,700	1,442,700	1,465,600
ADSs Forfeited		$ 56,600
ADSs Outstanding	[2]	$ 4,200
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		9,483,000
ADS price at award's date	[1]	$ 4.9
Fair value		100.00%
Fair value | $		$ 46.0
ADSs equivalents delivered | shares		2,166,000	2,450,500	2,499,800
ADSs Forfeited		$ 26,400
ADSs Outstanding	[2]	$ 2,298,800
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		6,531,900
ADS price at award's date	[1]	$ 5.9
Fair value		100.00%
Fair value | $		$ 38.4
ADSs equivalents delivered | shares		1,582,900	1,765,000	0
ADSs Forfeited		$ 48,000
ADSs Outstanding	[2]	$ 3,136,000
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2024 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		8,531.7
ADS price at award's date		$ 7.2
Fair value		100.00%
Fair value | $		$ 61.5
ADSs equivalents delivered | shares		2,248,000	0	0
ADSs Forfeited		$ 0
ADSs Outstanding		$ 6,283.7

[1]	Average ADS price of the awards at the date of grant.
[2]	Until the final payout of the Performance Plans is determined after the conclusion of the three-year period for award, the number of ADSs outstanding assumes a payout considering the same percentage determined by the option pricing model.